UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Swiss Re Financial Products Corporation
Address:  Park Avenue Plaza
          55 East 52 Street
          New York, N.Y. 10055

13F File Number: 028-11927

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael McGuire
Title:   Compliance Officer
Phone:   212-407-7352
Signature, Place, Date of Signing:

   Michael McGuire                New York, N.Y.    February 10, 2011


Report Type (Check only one.):

[x]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                           FORM 13F SUMMARY PAGE


REPORT SUMMARY:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 14

Form 13F Information Table Value Total: $320,603
					(in thousands)

List of Other Included Managers:

None


SWISS RE FINANCIAL PRODUCTS CORPORATION
FORM 13F
QUARTER ENDED December 31, 2010

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                                                        FORM 13F INFORMATION TABLE

                                                            VALUE    SHARES OR   SH/ PUT/ INVESTMENT    OTHER   VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS  CUSIP      (x$1000) PRN AMT     PRN CALL DSCRETN    MANAGERS   SOLE   SHARED  NONE
AMGEN INC                        COM             031162100    4,264      77686  SH      Defined         0       77686    0       0
AMGEN INC                        CALL            031162100   51,216     932900  SH CALL Defined         0           0    0     NONE
CHINA HYDROELECTRIC CORP         SPONSORED ADR   16949D101   24,915    3371502  SH      Defined         0     3371502    0       0
ENERGY CONVERSION DEVICES INC    COM             292659109      295      64300  SH      Defined         0       64300    0       0
EVERGREEN SOLAR INC              NOTE 4.000% 7/1 30033RAC2    2,793    7550000 PRN      Defined         0           0    0     NONE
GILEAD SCIENCES INC              COM             375558103   10,012     276296  SH      Defined         0      276296    0       0
GILEAD SCIENCES INC              CALL            375558103   14,633     403800  SH CALL Defined         0           0    0     NONE
GILEAD SCIENCES INC              PUT             375558103   13,684     377600  SH  PUT Defined         0           0    0     NONE
NABORS INDUSTRIES LTD            SHS             G6359F103    5,918     252300  SH      Defined         0      252300    0       0
NABORS INDUSTRIES LTD            CALL            G6359F103   60,264    2568800  SH CALL Defined         0           0    0     NONE
SYMANTEC CORP                    COM             871503108    4,911     293400  SH      Defined         0      293400    0       0
SYMANTEC CORP                    CALL            871503108   31,872    1904000  SH CALL Defined         0           0    0     NONE
SPDR S&P MIDCAP 400 ETF TR       PUT             78467Y107   13,684     150000  SH  PUT Defined         0           0    0     NONE
ISHARES TR                       MSCI EAFE IDX   464287465   82,142    1410900  SH      Defined         0     1410900    0       0